--------------------------------------------------------------------------------
                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

                                                                     New England
                                                       International Equity Fund

                                                               [graphic omitted]

--------------
JUNE 30, 1998
--------------

                                                                     August 1998
--------------------------------------------------------------------------------
Dear Shareholder:

[Photo of Henry L.P. Schmelzer]


Investors had reason for comfort during the first half of 1998.

After stunning gains in each of the last three years, the stock market behaved more like its customary self: Major market indicators moved up for a time, slid back and were once again in recovery mode at the end of the period. This pattern largely reflected investors' responses to fast-changing events in Asia. Unpredictable markets call to mind the long-term experience of millions of mutual fund investors; those of us who held firm to our plans as markets entered difficult periods were often rewarded as markets recovered. The longer you stay invested the less interim ups and downs -- here or overseas -- should concern you.

News from the Far East drove bond market sentiment as well. In the United States, faltering Asian economies meant lower prices on many imported goods, putting pressure on prices and corporate earnings. With slower growth now a real possibility and with little immediate evidence of inflation, the Federal Reserve Board left short-term interest rates unchanged, while long-term rates fell to record lows in mid-June.

In the pages that follow, you can read about how your Fund's management dealt with the disruptions in the Pacific region and their impact on our domestic economy. But beyond Asia's present problems, and notwithstanding the inevitable ebb and flow of our own business cycle, there are reasons to be optimistic about investment prospects over the next several years. For example, vast, under-served populations in China and elsewhere represent huge potential demand for consumer goods. Here in the United States, there is the prospect of a demography-driven spending wave, as millions of baby-boomers enter their peak consumption years. Events may turn out differently -- volatility will always be part of investing -- but as much as the markets may waver, the watchwords for many long-term investors are constant: diversify and persist.

While you are thinking about your investments, take a few minutes to review your portfolio. It's possible that three years of strong market gains have tilted your holdings disproportionately toward aggressive stock funds. If so, you and your financial representative can adjust the balance easily using some of New England Funds' more conservative equity or bond funds to reallocate your assets in line with your long-term goals and comfort level. Once you are satisfied with your portfolio's balance, be sure to stay in touch with your financial professional, invest regularly and don't try to guess what the market will do next.

Thank you for your continued support of New England Funds.

Sincerely,

Henry L.P. Schmelzer
President

Preparing for The Year 2000

New England Funds continues to work to provide high quality service as we move into the new century. Since last year we have devoted significant resources to identifying, analyzing and resolving computer issues related to Year 2000. As a further measure, we have focused on year-end 1998 as a target for preparedness by vendor and service agency systems that we rely on for support. We expect major systems to be ready before the end of the year, with a year of quality assurance to follow.

--------------------------------------------------------------------------------
                     NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1998
--------------------------------------------------------------------------------

PUTTING PERFORMANCE IN PERSPECTIVE

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since New England International Equity Fund's inception on 5/21/92, compared to the EAFE Index over the same period. The data points for this chart are as follows:]

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will differ from that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

                                                With                MSCI
                           Net Asset           Maximum             EAFE(R)
Class A/Index               Value(1)       Sales Charge(2)         Index(4)
-------------               --------       ---------------         --------

  5/21/92                   $10,000             $ 9,425            $10,000
     6/92                   $ 9,840             $ 9,274            $ 9,529
     6/93                   $11,202             $10,558            $11,501
     6/94                   $13,347             $12,580            $13,491
     6/95                   $13,355             $12,587            $13,754
     6/96                   $14,908             $14,051            $15,627
     6/97                   $14,923             $14,065            $17,684
     6/98                   $14,560             $13,723            $18,812


                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/98
--------------------------------------------------------------------------------
                                                                       SINCE
  CLASS A (Inception 5/21/92)          6 MONTHS   1 YEAR   5 YEARS   INCEPTION
   Net Asset Value(1)                    8.54%     -2.43%    5.39%     6.34%
   With Max. Sales Charge(2)             2.28      -8.02     4.14      5.32
   MSCI EAFE(4)                         16.08       6.38    10.34     10.90
   Lipper International Avg.(5)         15.49       8.18    12.22     11.21
--------------------------------------------------------------------------------
                                                                       SINCE
  CLASS B (Inception 9/13/93)          6 MONTHS      1 YEAR          INCEPTION
   Net Asset Value(1)                    8.10%        -3.00%           3.01%
   With CDSC(3)                          3.10         -7.52            2.64
   MSCI EAFE(4)                         16.08          6.38            8.80
   Lipper International Avg.(5)         15.49          8.18           10.72
   (calculated from 9/30/93)
--------------------------------------------------------------------------------
                                                                       SINCE
  CLASS C (Inception 12/30/94)         6 MONTHS      1 YEAR          INCEPTION
   Net Asset Value(1)                    8.08%        -3.06%           2.03%
   With CDSC(3)                          7.08         -3.96            2.03
   MSCI EAFE(4)                         16.08          6.38           10.22
   Lipper International Avg.(5)         15.49          8.18           11.68
--------------------------------------------------------------------------------
                                                                       SINCE
  CLASS Y (Inception 9/9/93)           6 MONTHS      1 YEAR          INCEPTION
   Net Asset Value(1)                    8.78%        -1.77%           4.45%
   MSCI EAFE(4)                         16.08          6.38            8.78
   Lipper International Avg.(5)         15.49          8.18           10.72
   (calculated from 9/30/93)          Class Y shares are available only to
                                      eligible institutional investors and
                                      are not subject to a sales charge.
--------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. Class Y shares are available only to certain institutional investors.
Share price and return may vary.

   NOTES TO CHARTS
(1)Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
(2)With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.
(3)With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares. CDSC for Class C shares assumes a maximum 1% sales charge on redemptions within the first year of purchase.
(4)Morgan Stanley Capital International (MSCI) Europe Australasia Far East Index
   (EAFE) is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of 1,036 companies representing stock markets in Europe, Australia, New Zealand and the Far East. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
(5)Lipper International Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------
[Photo of Paul H. Drexler]
Loomis, Sayles & Company, L.P.

Q. HOW DID NEW ENGLAND INTERNATIONAL EQUITY FUND PERFORM IN THE FIRST HALF OF 1998?

The Fund delivered a total return of 8.54% (for Class A shares) for the six months ending June 30, 1998; this figure reflects a $1.20 per share gain in net asset value to $15.26 per share on June 30. The Fund's performance lagged the 16.08% return of the Morgan Stanley Capital International EAFE Index.

Q. WHAT FACTORS HELPED OR HURT FUND PERFORMANCE DURING THE YEAR?

Performance was driven primarily by country selection. The Fund's broadly diversified portfolio penalized us during the period, specifically the exposure to the Pacific Basin, including Australia and New Zealand, as well as to Canada -- all of which trailed European markets.

Your Fund's focus on the major markets of Europe, including Italy, France, Portugal, Germany and Spain, contributed positively to performance, as did the Fund's underweighting in Japan, which was among the period's worst performing markets.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT AND HOW DID IT INFLUENCE YOUR INVESTMENT STRATEGY?

The year 1998 started on a positive note -- global markets overall enjoyed a strong first quarter. The second quarter, however, painted a different picture. Markets in Europe and Asia weakened, particularly towards the tail end of the period. In June, the setback in European markets ended a 12-month run of strong performance.

---------------------------------------------------
     YOUR FUND'S COUNTRY MIX -- 6/30/98

                                 %  OF
     TOP 10 COUNTRIES          NET ASSETS
---------------------------------------------------
 1.  FRANCE                       10.57
 2.  UNITED KINGDOM               10.24
 3.  GERMANY                      9.13
 4.  JAPAN                        8.91
 5.  SPAIN                        8.34
 6.  CANADA                       7.99
 7.  ITALY                        7.91
 8.  UNITED STATES                7.35
 9.  NETHERLANDS                  6.89
10.  DENMARK                      5.07
---------------------------------------------------
Portfolio holdings and asset allocations will vary.
---------------------------------------------------

Throughout the period, I continued to favor the major European markets. Approximately two-thirds of Fund assets were invested in Europe, with the remainder spread across Canada and the Pacific Basin. France, at nearly 11% of the portfolio, represented the Fund's largest country weighting. I also held major positions in Germany and Italy, which were among the Fund's top performers.

Q. WHY DID YOU EMPHASIZE EUROPE DURING THE PERIOD?

European stocks were attractive for several reasons. Many European companies are accelerating their corporate restructuring efforts -- cutting costs, reengineering operations and putting greater emphasis on generating returns for shareholders. This focus on corporate efficiency is creating widespread investment opportunity. The imminent arrival of a common currency is also prompting companies to focus on becoming cost leaders on a pan-European basis, adding further impetus to productivity gains.

In addition, during my visits with European company managements, I noticed a dramatic change in attitude over the past several years. Companies are setting explicit profitability targets, trimming costs, using pay incentives and share buy back programs. In many ways, they are simply doing what U.S. firms have been doing for years -- European companies, however, are still early in the process. Investing in these companies at this early stage can lay the groundwork for rewarding investment results.

Q. HOW DO YOU DESCRIBE YOUR INVESTMENT STYLE?

When choosing stocks for the Fund, I look for opportunities outside the United States that appear to represent the best values. First, I take the macroeconomic approach of selecting 12 to 14 countries to focus on. By spreading assets among a dozen or more countries, I am better able to manage the Fund's volatility and boost performance potential. Within those markets, I then focus on individual stocks I believe to be underpriced.

Examples of the types of stocks I favor include the bank Credito Italiano, which has trimmed costs; the French insurance company AXA, which is enjoying strong profit growth; and Cimpor, a Portugal Telecom, which is benefiting from one of the strongest growth rates in Europe.

The Fund also has the flexibility to invest up to 20% of assets in fixed-income securities, such as convertible bonds, as well as corporate and sovereign (foreign government) bonds. Throughout the period, foreign bonds comprised approximately 10% of the portfolio.

---------------------------------------------------
YOUR FUND'S 10 LARGEST INVESTMENTS -- 6/30/98

                                  % OF
     COMPANY                   NET ASSETS
---------------------------------------------------
 1.  PETROLEOS MEXICANOS          2.27
 2.  PORTUGAL TELECOM             2.13
 3.  TELECOM ITALIA               2.04
 4.  BANGKOK BANK PUBLIC, LTD.    1.78
 5.  FAMILYMART CO.               1.77
 6.  VEBA                         1.76
 7.  EDISON INTERNATIONAL         1.76
 8.  ENI S.P.A                    1.72
 9.  L'AIR LIQUIDE                1.70
10.  DONOHUE, INC.                1.67
---------------------------------------------------
Portfolio holdings and asset allocations will vary.
---------------------------------------------------

At times, international bonds can present an opportunity for greater total return than can equities from the same market. U.S. dollar-denominated convertible bonds, for example, can offer exposure to international stocks without paying a foreign premium or taking on local currency risk. During the six months, these bonds served as a way to participate in emerging market opportunities without the volatility and exchange rate risk of local stocks. The subsequent sale of an Argentina bond that I purchased during January's emerging market panic resulted in a significant profit for the Fund.

Q. WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

I am optimistic about the prospects for international stocks. On the Asian front, I'm taking a slow and cautious approach, watching closely for value opportunities.

In Europe, which continues to be the Fund's main emphasis, the move toward a common currency remains on track, and growth prospects remain bright despite the market decline in June. I believe the likelihood of a continued economic recovery and corporate restructuring translates into significant opportunities for investors. The recent downdraft in Europe, meanwhile, has provided a chance to add to the Fund's European exposure at attractive prices. As always, the focus of my efforts will be on financially sound companies with a record of solid performance and whose worth may not be recognized by the marketplace.

Portfolio commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

---------------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
---------------------------------------------------------------------------------------
Investments as of June 30, 1998
(unaudited)

---------------------------------------------------------------------------------------
COMMON STOCK--84.7% OF TOTAL INVESTMENTS

SHARES (a)      DESCRIPTION                                                   VALUE (b)
---------------------------------------------------------------------------------------
                AUSTRALIA--2.8%
   55,000       Brambles Industies, Ltd. ...............................  $  1,081,936
  156,000       Leighton Holdings ......................................       547,613
  235,000       Southcorp Holdings, Ltd. ...............................       684,159
                                                                          ------------
                                                                             2,313,708
                                                                          ------------
                BRAZIL--0.6%
3,797,000       Companhia de Saneamento Basico do Estado de Sao Paulo ..       456,343
   47,846       Telemig Tele Minas (d) .................................         3,330
                                                                          ------------
                                                                               459,673
                                                                          ------------
                CANADA--8.0%
   35,000       Bombardier, Inc. .......................................       951,378
   18,250       Canadian National Railway Co. ..........................       969,827
   60,500       Donohue, Inc. ..........................................     1,367,012
   18,400       Northern Telecom, Ltd ..................................     1,042,819
   80,000       Petro Canada ...........................................     1,293,874
   15,500       Royal Bank Canada ......................................       932,180
                                                                          ------------
                                                                             6,557,090
                                                                          ------------
                DENMARK--5.1%
    9,000       Carlsberg ..............................................       655,069
    2,895       Codan Forsikring .......................................       400,357
   20,000       Sophus Berendsen .......................................       829,755
   47,125       Tryg Baltica Forsikring ................................     1,282,826
   11,000       Unidanmark A/S .........................................       989,592
                                                                          ------------
                                                                             4,157,599
                                                                          ------------
                FRANCE--10.6%
   10,000       AXA ....................................................     1,124,766
   15,000       Banque National de Paris ...............................     1,225,664
    5,500       Cie de St. Gobain ......................................     1,019,816
    1,320       Comptoirs Modernes .....................................       687,762
    8,700       Elf Aquitaine ..........................................     1,223,183
    8,437       L'Air Liquide ..........................................     1,395,537
   16,000       Michelin Compagne General B ............................       923,632
   10,500       Valeo ..................................................     1,073,325
                                                                          ------------
                                                                             8,673,685
                                                                          ------------
                GERMANY--9.1%
    2,400       Allianz AG .............................................       800,466
    9,800       Daimler Benz AG ........................................       964,540
   50,000       Deutsche Lufthansa AG ..................................     1,260,085
    9,000       Henkel Kgaa ............................................       890,793
    3,600       Man AG .................................................       972,137
   21,500       Veba ...................................................     1,446,685
    1,200       Volkswagen AG ..........................................     1,159,777
                                                                          ------------
                                                                             7,494,483
                                                                          ------------
                ITALY--7.9%
  244,000       Credito Italiano .......................................     1,277,850
  180,000       Edison International ...................................     1,445,167
  215,000       Eni S.p.A. .............................................     1,409,737
   11,500       Ericsson ...............................................       681,553
  346,000       Telecom Italia .........................................     1,675,717
                                                                          ------------
                                                                             6,490,024
                                                                          ------------
                JAPAN--8.9%
   40,000       Canon, Inc. ............................................       911,260
   38,000       Familymart Co. .........................................     1,451,074
   35,000       Fuji Photo Film Co .....................................     1,222,608
    8,000       Nintendo Co. ...........................................       743,473
      110       Nippon Telegraph & Telephone ...........................       914,877
  100,000       Nomura Securities ......................................     1,168,005
   55,000       Uny Co .................................................       894,988
                                                                          ------------
                                                                             7,306,285
                                                                          ------------
                NETHERLANDS--6.9%
   35,000       Abn Amro Holding NV ....................................       819,579
   17,000       Fortis Amev NV .........................................       996,040
   25,500       Grolsch NV .............................................       677,407
   42,000       Hollandsche Beton ......................................       876,055
   17,000       Kon Kpn NV .............................................       654,827
    8,400       Philips Electronics NV .................................       706,629
   15,000       Royal Pakhoed NV .......................................       487,025
   17,000       Tnt Post Groep NV ......................................       434,879
                                                                          ------------
                                                                             5,652,441
                                                                          ------------
                NEW ZEALAND--1.7%
  471,000       Air New Zealand ........................................       507,326
1,275,300       Corporate Investments ..................................       517,610
  319,200       Nuplex Industries ......................................       382,020
                                                                          ------------
                                                                             1,406,956
                                                                          ------------
                PORTUGAL--3.8%
   35,000       Electricdade de Portugal ...............................       814,139
   48,000       Engil SGPS .............................................       545,785
   33,000       Portugal Telecom .......................................     1,750,108
                                                                          ------------
                                                                             3,110,032
                                                                          ------------
                SPAIN--8.4%
    7,200       Acerinox S.A. ..........................................       957,809
   32,555       Azucarera Ebro Agricolas, S.A. .........................       968,052
   20,000       Banco Bilbao Vizcaya, S.A. .............................     1,026,410
   48,134       Bco Santander S.A. .....................................     1,231,992
   19,000       Fom Const y Contra .....................................       980,046
   55,000       Iberdrola S.A. .........................................       893,055
   14,325       Repsol S.A. ............................................       787,478
                                                                          ------------
                                                                             6,844,842
                                                                          ------------
                THAILAND--0.7%
  237,000       Electricity Generating Public Company, Ltd.(e) .........       367,856
   64,500       Industrial Finance Corporation of Thailand (d) .........        13,297
  500,000       Phatra Thanakit Public Company, Ltd. ...................        45,024
  200,000       Thai Farmers Bank ......................................       176,540
                                                                          ------------
                                                                               602,717
                                                                          ------------
                UNITED KINGDOM--10.2%
   95,000       Anglian Water ..........................................     1,334,007
   80,000       Boots Company ..........................................     1,326,410
  146,000       British Aerospace ......................................     1,118,933
   35,000       Commercial Union .......................................       653,938
  358,333       FKI PLC ................................................     1,044,048
   65,000       Lloyds TSB Group PLC ...................................       913,284
  180,000       Rolls-Royce PLC ........................................       742,348
   90,000       Scot & Newcastle .......................................     1,268,304
                                                                          ------------
                                                                             8,401,272
                                                                          ------------
                Total Common Stock (Identified Cost $67,399,692) .......    69,470,807
                                                                          ------------
---------------------------------------------------------------------------------------
BONDS AND NOTES--11.3%

  FACE
 AMOUNT
---------------------------------------------------------------------------------------
                ARGENTINA--1.4%
  300,000       Multicanal S.A., 10.500%, 4/15/18 ......................        279,000
  915,000       Perez Companc S.A., 144A, 8.125%, 7/15/07 ..............        834,938
                                                                          -------------
                                                                              1,113,938
                                                                          -------------
                BRAZIL--1.3%
1,508,278       Federal Republic of Brazil, 8.000%, 4/15/14 ............      1,112,355
                                                                          -------------
                MEXICO--2.3%
1,980,000       Petroleos Mexicanos, 9.500%, 9/15/27 ...................      1,864,170
                                                                          -------------
                SOUTH KOREA--3.1%
  400,000       Pohang Iron & Steel Ltd., 6.625%, 7/01/03 ..............        323,804
  500,000       Pohang Iron & Steel Ltd, 7.125%, 11/01/06 ..............        385,945
1,000,000       Republic of Korea, 8.875%, 4/15/08 .....................        904,450
1,175,000       Samsung Electronics Company Ltd., 0.010%, 12/31/07 .....        916,500
                                                                          -------------
                                                                              2,530,699
                                                                          -------------
                THAILAND--2.6%
2,000,000       Bangkok Bank Public, Ltd., 144A, 8.375%, 1/15/27 .......      1,462,780
  175,000       Pindo Deli Finance Mauritus Ltd., 11.750%, 10/01/17 ....        117,031
  175,000       Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27 ...        103,250
  640,000       Total Access Communications, 2.000%, 5/31/06 ...........        486,400
                                                                          -------------
                                                                              2,169,461
                                                                          -------------
                VENEZUELA--0.6%
  650,000       Republic of Venezuela, 9.250%, 9/15/27 .................        502,125
                                                                          -------------
                Total Bonds and Notes (Identified Cost $10,319,019) ....     9,292,748
                                                                          -------------
---------------------------------------------------------------------------------------

SHORT TERM INVESTMENT--7.4%
---------------------------------------------------------------------------------------
6,034,000       Repurchase Agreement with State Street Corp. dated
                  6/30/98 at 5.000% to be repurchased at $6,034,838
                  on 7/01/98 collateralized by $4,690,000 U.S Treasury
                  Bond 8.125% due 8/15/19 with a value of $6,160,700 ...      6,034,000
                                                                          -------------
                Total Short Term Investment (Identified Cost
                  $6,034,000) ..........................................      6,034,000
                                                                          -------------
                Total Investments--103.4% (Identified Cost
                  $83,752,711)(c) ......................................     84,797,555
                Other assets less liabilities  .........................     (2,751,965)
                                                                          -------------
                Total Net Assets--100% .................................  $  82,045,590
                                                                          =============

(a)Ordinary shares unless noted otherwise.
(b)See note 1a of Notes to Financial Statements.
(c)Federal Tax Information:
   At June 30, 1998 the net unrealized appreciation on investments based on cost of $83,752,711 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in
   which there is an excess of value over tax cost ................       $   7,616,668
   Aggregate gross unrealized depreciation for all investments in
   which there is an excess of tax cost over value ................       $  (6,571,824)
                                                                          -------------
     Net unrealized appreciation ......................................   $   1,044,844
                                                                          =============
(d)With rights attached
(e)Non-income producing security.
144A Securities exempt from registration under Rule 144A of the Securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,297,718 or 2.8% of net assets.

FORWARD CURRENCY CONTRACTS OUTSTANDING
AT JUNE 30, 1998

                                                   LOCAL         AGGREGATE                          UNREALIZED
                                  DELIVERY       CURRENCY           FACE           TOTAL          APPRECIATION/
                                    DATE          AMOUNT           VALUE           VALUE          (DEPRECIATION)
                                  --------       -----------      ----------      ----------      --------------
Canadian Dollar (bought)......      7/02/98          695,804      $  473,259      $  472,838             $(421)
Deutsche Mark (bought)........      7/01/98        1,813,583       1,002,035       1,005,619             3,584
Italian Lira (bought).........      7/03/98      419,151,473         235,024         235,909               885
Italian Lira (bought).........      7/06/98      292,694,865         164,191         164,736               545
Italian Lira (bought).........      7/07/98      409,822,391         230,127         230,658               531
Japanese Yen (bought).........      7/01/98      106,796,564         748,609         772,377            23,768
Portuguese Escudo (bought)....      7/02/98      150,500,000         812,547         815,276             2,729
Australian Dollar (sold)......      7/06/98        1,679,085       1,010,809       1,042,292           (31,483)
Canadian Dollar (sold)........      7/07/98          667,340         454,267         453,495               772
French Franc (sold)...........      7/03/98        3,261,386         540,421         539,457               964
Singapore Dollar (sold).......      7/03/98        1,756,216       1,053,077       1,042,265            10,812
Thailand Baht (sold)..........      7/07/98          285,120           6,740           6,756               (16)
                                                                                                       -------
                                                                                                       $12,670
                                                                                                       =======

TEN LARGEST INDUSTRY HOLDINGS AT JUNE 30, 1998

Banking                                                                 11.6%
Insurance                                                                7.4
Telephone Communication                                                  7.4
Beverages                                                                5.1
Machinery                                                                3.8
Miscellaneous Retail                                                     3.4
Construction                                                             3.3
Oil & Gas Extraction                                                     3.2
Electric Services                                                        3.2
Electrical & Electronics                                                 2.9

----------------------------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
----------------------------------------------------------------------------------------------------
June 30, 1998
(unaudited)

ASSETS
  Investments at value (Identified cost $83,752,711) ........                           $84,797,555
  Cash ......................................................                                   278
  Foreign cash at value  (Identified cost $820,007) .........                               819,266
  Receivable for:
    Fund shares sold ........................................                                48,259
    Securities sold .........................................                             2,544,808
    Open forward currency contracts - net ...................                                12,670
    Dividends and interest ..................................                               447,061
    Tax reclaims ............................................                               105,780
  Prepaid registration expense ..............................                                12,000
                                                                                       ------------
                                                                                         88,787,677
LIABILITIES
  Payable for:
    Securities purchased ....................................      $3,697,413
    Fund shares redeemed ....................................       2,828,734
    Withholding taxes .......................................          36,544
  Accrued expenses:
    Management fees .........................................          90,930
    Deferred trustees' fees .................................          11,266
    Accounting and administrative ...........................           2,495
    Other expenses ..........................................          74,705
                                                                   ----------
                                                                                          6,742,087
                                                                                       ------------
NET ASSETS ..................................................                          $ 82,045,590
                                                                                       ============
  Net Assets consist of:
    Capital paid in .........................................                          $ 76,014,574
    Undistributed net investment income .....................                               545,487
    Accumulated net realized gains ..........................                             4,442,217
    Unrealized appreciation on investments and foreign
      currency transactions .................................                             1,043,312
                                                                                       ------------
NET ASSETS ..................................................                          $ 82,045,590
                                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($52,152,926 divided by 3,418,003 shares of beneficial
    interest) ...............................................                                $15.26
                                                                                             ======
Offering price per share (100/94.25 of $15.26) ..............                                $16.19*
                                                                                             ======
Net asset value and offering price of Class B shares
  ($23,126,346 divided by 1,560,966 shares of beneficial
  interest) .................................................                                $14.82**
                                                                                             ======
Net asset value and offering price of Class C shares
  ($1,218,763 divided by 82,058 shares of beneficial
    interest) ...............................................                                $14.85**
                                                                                             ======
Net asset value, offering and redemption price of Class Y
  shares ($5,547,555 divided by 355,328 shares of beneficial
    interest) ...............................................                                $15.61
                                                                                             ======

 *Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------
Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
  Dividends .................................................                          $  1,104,852(a)
  Interest ..................................................                               536,267
                                                                                       ------------
                                                                                          1,641,119
  Expenses
    Management fees .........................................         $  400,493
    Service fees - Class A ..................................             72,301
    Service and distribution fees - Class B .................            123,531
    Service and distribution fees - Class C .................              5,558
    Trustees' fees and expenses .............................              4,602
    Accounting and administrative ...........................             13,622
    Custodian ...............................................            109,877
    Transfer agent ..........................................            263,854
    Audit and tax services ..................................             23,270
    Legal ...................................................              1,260
    Printing ................................................             27,115
    Registration ............................................             19,200
    Miscellaneous ...........................................              4,648
                                                                      ----------
  Total expenses ............................................          1,069,331
  Less expenses waived by the investment adviser and
    subadviser ..............................................           (173,273)           896,058
                                                                      ----------       ------------
  Net investment income .....................................                               745,061
                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net .......................................          4,565,734
    Foreign currency transactions - net .....................             (1,206)
                                                                      ----------
    Total realized gain on investments and foreign currency
      transactions ..........................................          4,564,528
                                                                      ----------
  Unrealized appreciation on:
    Investments - net .......................................          2,419,071
    Foreign currency transactions - net .....................                448
                                                                      ----------
    Total unrealized appreciation on investments and foreign
      currency transactions .................................          2,419,519
                                                                      ----------
  Net gain on investment transactions .......................                             6,984,047
                                                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................                          $  7,729,108
                                                                                       ============

(a) Net of foreign taxes of: $163,615.

                See accompanying notes to financial statements.

                                                                                        SIX MONTHS
                                                                      YEAR ENDED           ENDED
                                                                     DECEMBER 31,        JUNE 30,
                                                                         1997              1998
                                                                     ------------      ------------
FROM OPERATIONS
  Net investment income ...................................          $   654,496       $    745,061
  Net realized gain on investments and foreign currency
    transactions ..........................................            4,198,612          4,564,528
  Unrealized appreciation (depreciation) on investments and
    foreign currency transactions .........................          (15,166,223)         2,419,519
                                                                     -----------       ------------
  Increase (decrease) in net assets from operations .......          (10,313,115)         7,729,108
                                                                     -----------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on investments
    Class A ...............................................           (4,763,407)                 0
    Class B ...............................................           (2,124,916)                 0
    Class C ...............................................              (60,863)                 0
    Class Y ...............................................           (1,298,267)                 0
  In excess of net realized gain on investments
    Class A ...............................................             (204,054)                 0
    Class B ...............................................              (90,926)                 0
    Class C ...............................................               (2,607)                 0
    Class Y ...............................................              (55,616)                 0
                                                                     -----------       ------------
                                                                      (8,600,656)                 0
                                                                     -----------       ------------
DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS ............................................         (101,186,621)       (14,340,971)
                                                                    ------------       ------------
  Total decrease in net assets ............................         (120,100,392)        (6,611,863)
NET ASSETS
  Beginning of the period .................................          208,757,845         88,657,453
                                                                     -----------       ------------
  End of the period .......................................          $88,657,453       $ 82,045,590
                                                                     ===========       ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period .......................................          $  (199,574)      $    545,487
                                                                     ===========       ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(unaudited)

                                                                CLASS A
                                     ----------------------------------------------------------------------
                                                                                                 SIX MONTHS
                                                        YEAR ENDED DECEMBER 31,                     ENDED
                                     ---------------------------------------------------------    JUNE 30,
                                      1993         1994         1995         1996        1997        1998
                                      ----         ----         ----         ----        ----        ----
Net Asset Value,  Beginning
 of the Period ...................   $11.80       $14.85       $15.50       $16.13      $16.31      $14.06
                                     ------       ------       ------       ------      ------      ------
Income From Investment Operations
Net Investment Income (Loss) .....     0.11         0.00         0.27         0.02(e)     0.09(e)     0.15

Net Realized and Unrealized Gain
  (Loss) on Investments ..........     3.37         1.19         0.63         0.51       (1.25)       1.05
                                     ------       ------       ------       ------      ------      ------
Total From Investment Operations .     3.48         1.19         0.90         0.53       (1.16)       1.20
                                     ------       ------       ------       ------      ------      ------
Less Distributions (b)
Dividends From Net Investment
 Income ..........................    (0.11)        0.00        (0.27)       (0.02)       0.00        0.00
Distributions From Net Realized
  Capital Gains ..................    (0.32)       (0.53)        0.00        (0.33)      (1.05)       0.00
Distributions in excess of Net
  Realized Gains .................     0.00         0.00         0.00         0.00       (0.04)       0.00
Distributions From Paid-in Capital     0.00        (0.01)        0.00         0.00        0.00        0.00
                                     ------       ------       ------       ------      ------      ------
Total Distributions ..............    (0.43)       (0.54)       (0.27)       (0.35)      (1.09)       0.00
                                     ------       ------       ------       ------      ------      ------
Net Asset Value, End of
 the Period ......................   $14.85       $15.50       $16.13       $16.31      $14.06      $15.26
                                     ======       ======       ======       ======      ======      ======
Total Return (%) (a) .............     29.4          8.1          5.8          3.3        (7.6)        8.5
Ratio of Operating Expenses to
  Average Net Assets (%) (c) .....     1.60         1.75         1.75         1.75        1.75        1.83(d)
Ratio of Net Investment Income
  to Average Net Assets (%)            0.24         0.01         1.24         0.14        0.62        1.85(d)
Portfolio Turnover Rate (%) ......      101          123          119           59         154         122(d)
Net Assets, End of the
 Period (000) ....................  $80,937     $142,917     $136,848     #109,773     $57,845     $52,153

The Subadviser to the Fund prior to February 15, 1997 was Draycott Partners,
Ltd. Effective February 15, 1997 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.
(a) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(b) See note 1e.
(c) The ratio of operating
    expenses to average net
    assets without giving effect
    to voluntary expense
    limitations described in
    Note 4 to the Financial
    Statements would have
    been (%) .....................     2.16         1.79         1.83         1.79        2.14        2.23(d)
(d) Computed on an annualized basis.
(e) Per share net investment income has been calculated using the average shares outstanding during the year.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
--------------------------------------------------------------------------------
(unaudited)

                                                                CLASS B
                                  ---------------------------------------------------------------------------
                                SEPTEMBER 13(a)                                                  SIX MONTHS
                                    THROUGH                   YEAR ENDED DECEMBER 31,               ENDED
                                  DECEMBER 31,     -------------------------------------------     JUNE 30,
                                     1993          1994         1995         1996        1997        1998
                                  -------------    ----         ----         ----        ----        ----
Net Asset Value,  Beginning
 of the Period ...................   $15.19       $14.81       $15.35       $15.93      $16.00      $13.71
                                     ------       ------       ------       ------      ------      ------
Income From Investment Operations
Net Investment Income (Loss) .....     0.12         0.00         0.19        (0.10)(f)   (0.03)(f)    0.07

Net Realized and Unrealized Gain
  (Loss) on Investments ..........    (0.06)        1.08         0.58         0.50       (1.17)       1.04
                                     ------       ------       ------       ------      ------      ------
Total From Investment Operations .     0.06         1.08         0.77         0.40       (1.20)       1.11
                                     ------       ------       ------       ------      ------      ------
Less Distributions (d)
Dividends From Net Investment
 Income ..........................    (0.12)        0.00        (0.19)        0.00        0.00        0.00
Distributions From Net Realized
  Capital Gains ..................    (0.32)       (0.53)        0.00        (0.33)      (1.05)       0.00
Distributions in excess of Net
  Realized Gains .................     0.00         0.00         0.00         0.00       (0.04)       0.00
Distributions From Paid-in Capital     0.00        (0.01)        0.00         0.00        0.00        0.00
                                     ------       ------       ------       ------      ------      ------
Total Distributions ..............    (0.44)       (0.54)       (0.19)       (0.33)      (1.09)       0.00
                                     ------       ------       ------       ------      ------      ------
Net Asset Value, End of
 the Period ......................   $14.81       $15.35       $15.93       $16.00      $13.71      $14.82
                                     ======       ======       ======       ======      ======      ======
Total Return (%) (c) .............      0.3          7.3          5.0          2.5        (8.0)        8.1
Ratio of Operating Expenses to
  Average Net Assets (%) (e) .....     2.50(b)      2.50         2.50         2.50        2.50        2.58(b)
Ratio of Net Investment Income
  (Loss) to Average Net Assets (%)    (1.69)(b)    (0.74)        0.49        (0.61)      (0.13)       1.10(b)
Portfolio Turnover Rate (%) ......      101          123          119           59         154         122(b)
Net Assets, End of the
 Period (000) ....................   $9,176      $41,601      $52,895      $45,974     $25,216     $23,126

The Subadviser to the Fund prior to February 15, 1997 was Draycott Partners,
Ltd. Effective February 15, 1997 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.
(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge in the case of Class B shares is not reflected in total return calculations. Periods less than one year are not annualized.
(d) See note 1e.
(e) The ratio of operating
    expenses to average net
    assets without giving effect
    to voluntary expense
    limitations described in
    Note 4 to the Financial
    Statements would have
    been (%) .....................     3.36(b)      2.54         2.58         2.54        2.89        2.98(b)
(f) Per share net investment income has been calculated using the average shares outstanding during the year.

                See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------
                                     FINANCIAL HIGHLIGHTS -- continued
------------------------------------------------------------------------------------------------------------
(unuadited)
                                                                                  CLASS C
                                                               ---------------------------------------------
                                                                                                  SIX MONTHS
                                                                   YEAR ENDED DECEMBER 31,          ENDED
                                                               -------------------------------     JUNE 30,
                                                                1995         1996        1997        1998
                                                                ----         ----        ----        ----
Net Asset Value, Beginning of the Period ...............       $15.35       $15.96      $16.03      $13.74
                                                               ------       ------      ------      ------
Income From Investment Operations
Net Investment Income (Loss) ...........................         0.19        (0.10)(d)   (0.03)(d)    0.10
Net Realized and Unrealized Gain (Loss) on
  Investments ...................................                0.61         0.50       (1.17)       1.01
                                                               ------       ------       ------     ------
Total From Investment Operations ................                0.80         0.40       (1.20)       1.11
                                                               ------       ------       ------     ------
Less Distributions (a)
Dividends From Net Investment Income ............               (0.19)        0.00        0.00        0.00
Distributions from Net Realized Capital Gains ...                0.00        (0.33)      (1.05)       0.00
Distributions in excess of Net Realized Gains ...                0.00         0.00       (0.04)       0.00
                                                               ------       ------       ------     ------
Total Distributions .............................               (0.19)       (0.33)      (1.09)       0.00
                                                               ------       ------       ------     ------
Net Asset Value, End of the Period ..............              $15.96       $16.03      $13.74      $14.85
                                                               ======       ======      ======      ======
Total Return (%) (e) ............................                 5.2          2.5        (8.0)        8.1
Ratio of Operating Expenses to Average Net Assets
  (%) (b) .......................................                2.50         2.50        2.50        2.58(c)
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%) ................................                0.49        (0.61)      (0.13)       1.10(c)
Portfolio Turnover Rate (%) .....................                 119           59         154         122(c)
Net Assets, End of the Period (000) .............              $1,066       $  850      $  843      $1,219

The Subadviser to the Fund prior to February 15, 1997 was Draycott Partners,
Ltd. Effective February 15, 1997 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.
(a) See note 1e.
(b) The ratio of operating expenses to
    average net assets without giving effect
    to voluntary expense limitations described
    in Note 4 to the Financial Statements would
    have been (%) ...............................                2.58         2.54        2.89        2.98(c)
(c) Computed on an annualized basis.
(d) Per share net investment income has been calculated using the average shares outstanding during the year.
(e) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
--------------------------------------------------------------------------------
(unaudited)

                                                                CLASS Y
                                -----------------------------------------------------------------------------
                                SEPTEMBER 9(a)                                                    SIX MONTHS
                                    THROUGH                   YEAR ENDED DECEMBER 31,               ENDED
                                  DECEMBER 31,     -------------------------------------------     JUNE 30,
                                     1993          1994         1995         1996        1997        1998
                                  -------------    ----         ----         ----        ----        ----
Net Asset Value,  Beginning
 of the Period ...................   $15.19       $14.86       $15.64       $16.25      $16.48      $14.35
                                     ------       ------       ------       ------      ------      ------
Income From Investment Operations
Net Investment Income ............     0.13         0.00         0.42         0.11(f)     0.19(f)     0.16

Net Realized and Unrealized Gain
  (Loss) on Investments ..........    (0.01)        1.32         0.60         0.54       (1.23)       1.10
                                     ------       ------       ------       ------      ------      ------
Total From Investment Operations .     0.12         1.32         1.02         0.65       (1.04)       1.26
                                     ------       ------       ------       ------      ------      ------
Less Distributions(d)
Dividends From Net Investment
 Income ..........................    (0.13)        0.00        (0.41)       (0.09)       0.00        0.00
Distributions From Net
 Realized Capital Gains ..........    (0.32)       (0.53)        0.00        (0.33)      (1.05)       0.00
Distributions in excess of Net
  Realized Gains .................     0.00         0.00         0.00         0.00       (0.04)       0.00
Distributions From Paid-in
  Capital ........................     0.00        (0.01)        0.00         0.00        0.00        0.00
                                     ------       ------       ------       ------      ------      ------
Total Distributions ..............    (0.45)       (0.54)       (0.41)       (0.42)      (1.09)       0.00
                                     ------       ------       ------       ------      ------      ------
Net Asset Value, End
of the Period ....................   $14.86       $15.64       $16.25       $16.48      $14.35      $15.61
                                     ======       ======       ======       ======      ======      ======
Total Return (%) (c) .............      0.7          8.9          6.6          4.0        (6.7)        8.8
Ratio of Operating Expenses to
  Average Net Assets (%) (e) .....     1.00(b)      1.00         1.00         1.00        1.15        1.23(b)
Ratio of Net Investment Income
  to Average Net Assets (%) ......     0.33(b)      0.76         1.99         0.89        1.22        2.45(b)
Portfolio Turnover Rate (%) ......      101          123          119           59         154         122(b)
Net Assets, End of the
 Period (000) .....................  $7,006      $56,561      $83,119      $52,161      $4,752      $5,548

The Subadviser to the Fund prior to February 15, 1997 was Draycott Partners,
Ltd. Effective February 15, 1997 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.
(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) See note 1e.
(e) The ratio of
    operating
    expenses
    to average net
    assets without
    giving effect to
    voluntary expense
    limitations
    described in Note
    4 to the
    Financial State-
    ments would have
    been (%) .....................     1.35(b)      1.04         1.21         1.19        1.41        1.54(b)
(f) Per share net investment income has been calculated using the average shares outstanding during the year.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1998
(unaudited)

1. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Fund seeks total return from long-term growth of capital and dividend income, primarily through investment in international equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years (or five years if purchased prior to May 1, 1997). Class C shares do not pay front end sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional- size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund learns of the dividend, and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency each fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for the foreign currency component on the sale of securities for book and tax purposes.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30,1998 purchases and sales of securities (excluding short-term investments) were $51,914,996 and $60,701,814 respectively.

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.90% of the first $200 million of the Fund's average daily net assets, 0.85% of the next $300 million and 0.80% of such assets in excess of $500 million. NEFM pays Loomis Sayles & Company, L.P. ("Loomis Sayles") at the rate of 0.40% of the first $200 million of the Fund's average daily net assets and 0.35% of such assets in excess of $200 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

Fees earned by NEFM and Loomis Sayles under the management agreement in effect during the six months ended June 30, 1998 are as follows:

     FEES EARNED
     -----------

     $222,496 (a)              NEFM
      177,997 (a)              Loomis Sayles

(a) Before reduction due to voluntary expense limitation. See Note 4.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1998, these expenses amounted to $13,622 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds Service Corporation ("NEFSCO") is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1998 the Fund paid NEFSCO $205,150 as compensation for its services in that capacity. For the six months ended June 30, 1998, the Fund received $918 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $72,301 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at December 31, 1997 is $514,256.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $30,883 and $1,389 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1998, the Fund paid New England Funds $92,648 and $4,169 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the year six months end June 30, 1998 amounted to $111,875

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEFM, Nvest, NEFSCO or their affiliates, other than registered investment companies. Each other trustee was compensated by the Fund as follows:

Annual Retainer                                       $497
Meeting Fee                                            159/meeting
Annual Committee Member Retainer                        75
Annual Committee Chairman Retainer                      50

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Effective May 1, 1998 NEFM and Loomis Sayles have voluntarily agreed, until further notice, to waive their respective management and subadvisory fees and, if necessary, NEFM has agreed to bear certain expenses associated with the Fund, to limit the Fund's expenses to the annual rates of 2.00%, 2.75%, 2.75% and 1.40% of the average net assets of the Fund's Class A,B,C, and Y shares, respectively. NEFM and/or Loomis Sayles may terminate these voluntary limitations at any time.

From January 1 through April 30, 1998 the Fund's expenses were limited to the annual rates of 1.75%, 2.50%, 2.50% and 1.15% of the average net assets of the Fund's Class A,B,C, and Y shares, respectively. From February 15 through April 30, 1998 NEFM and New England Funds had voluntarily agreed to reduce their fees and to bear certain operating expenses to limit the expenses as described above. From January 1 through February 14, 1998 Loomis Sayles had voluntarily agreed to waive its entire subadvisory fee and in addition NEFM and New England Funds had voluntarily agreed to reduce their fees and to bear certain operating expenses to limit the expenses as described above.

As a result of the Fund's expenses exceeding the voluntary expense limitation during the six months ended June 30, 1998, NEFM waived $108,498 of its $222,496 management fees and Loomis Sayles waived $64,775 of its $177,997 subadvisory fees.

5. CONCENTRATION OF RISK. The Fund had the following geographic concentration in excess of 10% of its total net assets at June 30, 1998: France 10.6% and United Kingdom 10.2%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

6. CAPTIAL SHARES. At June 30, 1998 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                YEAR ENDED                          SIX MONTHS ENDED
                                            DECEMBER 31, 1997                         JUNE 30, 1998
                                       -------------------------------        -----------------------------
CLASS A                                  SHARES            AMOUNT               SHARES            AMOUNT
----                                   -----------      --------------        ----------      -------------
Shares sold .....................       11,054,765      $  171,781,072         3,689,974      $  56,792,722
Shares issued in connection with the
 reinvestment of:
  Distributions from net realized
  gain ..........................          314,622           4,722,476                 0                  0
                                       -----------      --------------        ----------      -------------
                                        11,369,387         176,503,548         3,689,974         56,792,722
Shares repurchased ..............      (13,988,640)       (218,629,862)       (4,385,126)       (67,747,200)
                                       -----------      --------------        ----------      -------------
Net decrease ....................       (2,619,253)     $  (42,126,314)         (695,152)     $ (10,954,478)
                                       -----------      --------------        ----------      -------------
                                                YEAR ENDED                          SIX MONTHS ENDED
                                            DECEMBER 31, 1997                         JUNE 30, 1998
                                       -------------------------------        -----------------------------
CLASS B                                  SHARES            AMOUNT               SHARES            AMOUNT
----                                   -----------      --------------        ----------      -------------
Shares sold .....................          224,357      $    3,437,336            91,710      $   1,392,617
Shares issued in connection with the
 reinvestment of:
  Distributions from net realized
  gain ..........................          139,657           2,045,975                 0                  0
                                       -----------      --------------        ----------      -------------
                                           364,014           5,483,311            91,710          1,392,617
Shares repurchased ..............       (1,398,212)        (21,245,551)         (370,583)        (5,497,217)
                                       -----------      --------------        ----------      -------------
Net decrease ....................       (1,034,198)     $  (15,762,240)         (278,873)     $  (4,104,600)
                                       -----------      --------------        ----------      -------------
                                                YEAR ENDED                          SIX MONTHS ENDED
                                            DECEMBER 31, 1997                         JUNE 30, 1998
                                       -------------------------------        -----------------------------
CLASS C                                  SHARES            AMOUNT               SHARES            AMOUNT
----                                   -----------      --------------        ----------      -------------
Shares sold .....................           76,616      $    1,180,567            31,299      $     465,636
Shares issued in connection with the
 reinvestment of:
  Distributions from net realized
  gain ..........................            4,089              60,026                 0                  0
                                       -----------      --------------        ----------      -------------
                                            80,705           1,240,593            31,299            465,636
Shares repurchased ..............          (72,366)         (1,086,983)          (10,629)          (159,184)
                                       -----------      --------------        ----------      -------------
Net increase  ...................            8,339      $      153,610            20,670      $     306,452
                                       -----------      --------------        ----------      -------------
                                                YEAR ENDED                          SIX MONTHS ENDED
                                            DECEMBER 31, 1997                         JUNE 30, 1998
                                       -------------------------------        -----------------------------
CLASS Y                                  SHARES            AMOUNT               SHARES            AMOUNT
----                                   -----------      --------------        ----------      -------------
Shares sold .....................          546,083      $    8,727,937            57,128      $     903,993
Shares issued in connection with the
 reinvestment of:
  Distributions from net realized
  gain ..........................           88,605           1,353,883                 0                  0
                                       -----------      --------------        ----------      -------------
                                           634,688          10,081,820            57,128            903,993
Shares repurchased ..............       (3,468,182)        (53,533,497)          (33,008)          (492,338)
                                       -----------      --------------        ----------      -------------
Net increase (decrease) .........       (2,833,494)     $  (43,451,677)           24,120      $     411,655
                                       -----------      --------------        ----------      -------------
Decrease derived from capital
  shares
  transactions ..................       (6,478,606)     $ (101,186,621)         (929,235)     $ (14,340,971)
                                       ===========      ==============        ==========      =============

 SUPPLEMENT DATED AUGUST 17, 1998 TO THE NEW ENGLAND STOCK FUNDS CLASS A, B AND
           C SHARES AND CLASS Y SHARES PROSPECTUSES DATED MAY 1, 1998

FOR NEW ENGLAND VALUE FUND AND NEW ENGLAND BALANCED FUND
The following supplements the "Fund Management" section of each Prospectus:

Effective August 1998, Jeffrey Wardlow and Lauriann Kloppenberg have assumed responsibility for the day-to-day management of the Value Fund. Also effective August 1998, Jeffrey Wardlow and Gregg Watkins have assumed responsibility for the day-to-day management of the equity portion of the Balanced Fund and the responsibility for allocating the assets of the Balanced Fund between equity and fixed-income securities. The day-to-day management of the fixed-income portion of the Balanced Fund remains the same. Mr. Wardlow, Vice President of Loomis Sayles, has managed the Loomis Sayles Core Value Fund since its inception in May 1991. Ms. Kloppenberg, Vice President and Director of Equity Research of Loomis Sayles, has been employed by Loomis Sayles for more than five years. Mr. Watkins, Vice President of Loomis Sayles, is also a portfolio manager of the Loomis Sayles Mid-Cap Value Fund and has been employed by Loomis Sayles for more than five years.

FOR NEW ENGLAND GROWTH FUND
Effective September 1, 1998, New England Growth Fund offers Class C shares to the general public in addition to Class A and Class B shares. Therefore, the following tables supplement "Annual fund operating expenses" and "Example" in the "Schedule of Fees" section:

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                                 NEW ENGLAND
                                                                 GROWTH FUND
                                                                 -----------
                                                                   CLASS C
                                                                 -----------
Management Fees ................................................    0.67%
12b-1 Fees .....................................................    1.00%*
Other Expenses .................................................    0.20%
Total Fund Operating Expenses ..................................    1.87%
------------
*Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.
                                                    NEW ENGLAND GROWTH FUND
                                                    -----------------------
                                                            CLASS C
                                                    -----------------------
                                                       (1)           (2)
1 year ...........................................     $ 29          $ 19
3 years ..........................................     $ 59          $ 59
5 years ..........................................     $101          $101
10 years .........................................     $219          $219
------------
(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
-------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500 - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------
AN EARLY START CAN MAKE A BIG DIFFERENCE

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. while it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market. With Investment Builder, New England Fund's automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                                  Bullseye Fund
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                        Tax Free Income Fund of New York
                  Intermediate Term Tax Free Fund of California

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.
              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about
          distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

 New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of Securities Dealers, Inc.
    (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
                The program provides access to information about
        securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 1-800-289-9999 or by
                    visiting their web site at www.NASDR.com.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
WHERE THE BEST MINDS MEET(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
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  Boston, Massachusetts

           02116
  ---------------------


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